Note 5 - Trade Receivables (Tables)	12 Months Ended
Jan. 31, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	January 31, 2014	January 31, 2013
Trade receivables	21,442	21,751
Less: Allowance for doubtful accounts	(884)	(1,111)
	20,558	20,640